Note 3 - Significant Accounting Policies - Useful Lives of Major Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Camp and field equipment [member]
Statement Line Items [Line Items]
Camp and field equipment (Year)	10 years
Machinery [member]
Statement Line Items [Line Items]
Camp and field equipment (Year)	10 years